CONVERTIBLE PROMISSORY DEBENTURES (Details Narrative) - USD ($)																						1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 22, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Oct. 28, 2021	Oct. 22, 2021	Oct. 20, 2020	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2023	Sep. 14, 2023	Jun. 02, 2023	Nov. 23, 2022	Aug. 30, 2022	Dec. 31, 2021	Aug. 20, 2020
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							559,839
Original issue discount amount																							$ 49,489	$ 392,883
Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							279,920
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 123,200	$ 110,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	Sep. 20, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 110,000					$ 110,000
Debt Instrument, Maturity Date							Sep. 20, 2023
Debt Conversion, Description							based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							18,334
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00
Proceeds from issuance of convertible debt							$ 100,000
Original issue discount amount							$ 10,000																			$ 13,200
Debt Instrument, Convertible, Conversion Price							$ 6.00
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 110,000	$ 110,000
Debt Instrument, Maturity Date																							Dec. 22, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Sixteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 110,000
Debt Instrument, Maturity Date		Dec. 22, 2023
Debt Conversion, Description		based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		18,334
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Proceeds from issuance of convertible debt		$ 100,000
Original issue discount amount		$ 10,000
Debt Instrument, Convertible, Conversion Price		$ 6.00
Convertible Promissory Note Sixteen [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		5 years
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 55,000	$ 55,000
Debt Instrument, Maturity Date																							Nov. 14, 2023	Nov. 14, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Fifteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				$ 55,000
Debt Instrument, Maturity Date				Nov. 14, 2023
Debt Conversion, Description				based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				9,167
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.00
Proceeds from issuance of convertible debt				$ 50,000
Original issue discount amount				$ 5,000
Debt Instrument, Convertible, Conversion Price				$ 6.00
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 92,400	$ 82,500
Debt Instrument, Maturity Date																							Aug. 30, 2024	Nov. 09, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Fourteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 82,500
Debt Instrument, Maturity Date					Nov. 09, 2023
Debt Conversion, Description					based on $1.00 for each $0.90909 paid by Brio
Warrants and Rights Outstanding, Term					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					13,750
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00
Proceeds from issuance of convertible debt					$ 75,000
Original issue discount amount					$ 7,500																					9,900
Debt Instrument, Convertible, Conversion Price					$ 6.00
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 110,000	$ 110,000
Debt Instrument, Maturity Date																							Oct. 20, 2023	Oct. 20, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Thirteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 110,000
Debt Instrument, Maturity Date						Oct. 20, 2023
Debt Conversion, Description						based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						18,334
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.00
Proceeds from issuance of convertible debt						$ 100,000
Original issue discount amount						$ 10,000
Debt Instrument, Convertible, Conversion Price						$ 6.00
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 92,400	$ 82,500
Debt Instrument, Maturity Date																							Aug. 30, 2024	Sep. 09, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Eleven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt Conversion, Description								based on $1.00 for each $0.90909 paid by Osher
Convertible Promissory Note Eleven [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 82,500
Debt Instrument, Maturity Date								Sep. 09, 2023
Debt Conversion, Description								based on $1.00 for each $0.90909 paid by Brio
Warrants and Rights Outstanding, Term								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								13,750
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 10.00
Proceeds from issuance of convertible debt								$ 75,000
Original issue discount amount								$ 7,500																		9,900
Debt Instrument, Convertible, Conversion Price								$ 6.00
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 123,200	$ 110,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	Aug. 31, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount									$ 110,000
Debt Instrument, Maturity Date									Aug. 31, 2023
Warrants and Rights Outstanding, Term									5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									18,334
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00
Proceeds from issuance of convertible debt									$ 100,000
Original issue discount amount									$ 10,000																	13,200
Debt Instrument, Convertible, Conversion Price									$ 6.00
Convertible Promissory Note Ten [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																													$ 10.00
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 341,000												$ 341,000	$ 341,000
Debt instrument, maturity date, description																							July 2023	July 2023
Debt Conversion, Converted Instrument, Shares Issued																							17,050
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 341,000												$ 341,000			$ 324,500		$ 16,500
Debt Conversion, Description										July 2023 based on $1.00 for each $0.90909 paid by the noteholder
Warrants and Rights Outstanding, Term										5 years												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										16,923												16,923			16,225		825
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 20.00												$ 20.00
Proceeds from issuance of convertible debt										$ 310,000												$ 310,000
Debt Instrument, Convertible, Conversion Price										$ 20.00												$ 20.00
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 94,314	$ 82,500
Debt Instrument, Maturity Date											Jun. 22, 2023												Aug. 30, 2024
Interest percentage											0.00%												0.00%
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount											$ 82,500
Debt Instrument, Maturity Date											Jun. 22, 2023
Debt Conversion, Description											based on $1.00 for each $0.90909 paid by Osher											based on $1.00 for each $0.90909 paid by the noteholder
Warrants and Rights Outstanding, Term											5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											4,125
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 20.00
Proceeds from issuance of convertible debt											$ 75,000
Original issue discount amount											$ 7,500															11,814
Debt Instrument, Convertible, Conversion Price											$ 20.00
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 63,301	$ 55,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	Jun. 01, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												$ 55,000
Debt Instrument, Maturity Date												Jun. 01, 2023
Debt Conversion, Description												based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												2,750
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 20.00
Proceeds from issuance of convertible debt												$ 50,000
Original issue discount amount												$ 5,000														8,302
Debt Instrument, Convertible, Conversion Price												$ 20.00
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 128,020	$ 110,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	May 10, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Six [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount													$ 110,000
Debt Instrument, Maturity Date													May 10, 2023
Debt Conversion, Description													based on $1.00 for each $0.90909 paid by Brio
Warrants and Rights Outstanding, Term													5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													5,500
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 20.00
Proceeds from issuance of convertible debt													$ 100,000
Original issue discount amount													$ 10,000													18,020
Debt Instrument, Convertible, Conversion Price													$ 20.00
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 127,979	$ 110,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	Apr. 28, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount														$ 110,000
Debt Instrument, Maturity Date														Apr. 28, 2023
Debt Conversion, Description														based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term														5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														5,500
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 20.00
Proceeds from issuance of convertible debt														$ 100,000
Original issue discount amount														$ 10,000												17,979
Debt Instrument, Convertible, Conversion Price														$ 20.00
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 259,685	$ 220,000
Debt Instrument, Maturity Date																							Aug. 30, 2024	Mar. 23, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 110,000
Debt Instrument, Maturity Date															Mar. 23, 2023
Debt Conversion, Description															based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term															5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															5,500
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00
Proceeds from issuance of convertible debt															$ 100,000
Original issue discount amount															$ 10,000											19,721
Debt Instrument, Convertible, Conversion Price															$ 20.00
Convertible Promissory Note Four [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 110,000
Debt Instrument, Maturity Date															Mar. 23, 2023
Debt Conversion, Description															based on $1.00 for each $0.90909 paid by Brio
Warrants and Rights Outstanding, Term															5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															5,500
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00
Proceeds from issuance of convertible debt															$ 100,000
Original issue discount amount															$ 10,000											19,964
Debt Instrument, Convertible, Conversion Price															$ 20.00
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 225,377
Debt Instrument, Maturity Date																							Aug. 30, 2024
Interest percentage																							0.00%
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount																								$ 199,650
Debt Conversion, Converted Instrument, Shares Issued																								1
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																			$ 181,500
Debt Instrument, Maturity Date																			Sep. 30, 2021
Debt Conversion, Description																			based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term																			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			206
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1,200.00
Proceeds from issuance of convertible debt																			$ 165,000
Original issue discount amount																			$ 16,500							42,441
Debt Instrument, Convertible, Conversion Price																			$ 15.60
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	11,250	11,634	206
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 40.00	$ 23.60
Debt instrument, maturity date, description																	maturity date from October 20, 2021 to October 20, 2022	maturity date from September 30, 2021 to October 20, 2021
Debt instrument carrying amount																$ 199,650	$ 717,530	$ 652,300
Accrued interest																	$ 65,230
Debt Conversion, Original Debt, Amount																$ 16,714
Debt Conversion, Converted Instrument, Shares Issued																1,071
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 74,621	$ 60,500
Debt Instrument, Maturity Date																							Aug. 30, 2024	Oct. 20, 2022
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																				$ 50,000
Debt Instrument, Maturity Date																				Jun. 23, 2021
Debt Conversion, Description																				based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term																	5 years			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	11,250			250
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 40.00			$ 1,200.00
Proceeds from issuance of convertible debt																		$ 50,005		$ 50,005
Original issue discount amount																				$ 0						14,121
Debt Instrument, Convertible, Conversion Price																				$ 15.60
Debt instrument, maturity date, description																	maturity date from October 20, 2021 to October 20, 2022	maturity date from June 23, 2021 to October 20, 2021
Debt instrument carrying amount																	$ 717,530	$ 652,300
Accrued interest																	$ 65,230
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 55,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		3,526
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 23.60
Original issue discount amount																		$ 4,995
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 564,138	$ 457,380
Debt Instrument, Maturity Date																							Aug. 30, 2024	Oct. 20, 2022
Interest percentage																							0.00%	0.00%
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																					$ 385,000
Debt Instrument, Maturity Date																					Jan. 26, 2021
Debt Conversion, Description																					based on $1.00 for each $0.90909 paid by Osher
Warrants and Rights Outstanding, Term																	5 years				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	11,250				2,005										102,827
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 40.00				$ 280.00
Proceeds from issuance of convertible debt																					$ 350,005
Original issue discount amount																					$ 34,995					$ 106,758
Debt Instrument, Convertible, Conversion Price																					$ 3.76
Debt instrument, maturity date, description																	maturity date from October 20, 2021 to October 20, 2022
Debt instrument carrying amount																	$ 717,530	$ 652,300
Accrued interest																	$ 65,230
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					102,827
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 5.60
Debt instrument, maturity date, description																					maturity date from June 23, 2021 to October 20, 2021
Interest percentage																					8.00%
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	11,250
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 40.00
Debt instrument, maturity date, description																	October 20, 2021 to October 20, 2022
Stock Issued During Period, Shares, New Issues																	11,250
Convertible Promissory Note [Member] | Third Party Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																												24,200
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Third Party Investor [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 145,200																									$ 145,200
Debt Instrument, Maturity Date			Nov. 21, 2023
Debt Conversion, Description			based on $1.00 for each $0.90909 paid by the previous noteholder
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			24,200
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00
Proceeds from issuance of convertible debt			$ 132,000
Original issue discount amount			$ 13,200
Debt Instrument, Convertible, Conversion Price			$ 6.00
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 341,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.00
Original issue discount amount	$ 997,700
Debt instrument, maturity date, description																							July 2023
Debt Conversion, Converted Instrument, Shares Issued																							196,534
Interest percentage																							0.00%
Stock Issued During Period, Shares, New Issues	166,284
Convertible Promissory Note Seventeen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																							$ 1,443,200				$ 181,500
Debt Instrument, Maturity Date																							Dec. 07, 2024
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							233,200				30,250
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 10.00
Proceeds from issuance of convertible debt																							$ 1,312,000
Original issue discount amount																							$ 131,200
Debt Instrument, Convertible, Conversion Price																							$ 6.00
Debt instrument, maturity date, description																							January 2024 through
Convertible Promissory Note Seventeen [Member] | Brio Capital Master Fund Ltd. [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																							5 years